Certain transactions	12 Months Ended
Dec. 31, 2025
Certain transactions
NOTE 2 – Certain transactions:
The Company has entered into alliances and other arrangements with third parties to acquire rights to products it does not have, to access markets it does not operate in and to otherwise share development costs or business risks. The Company’s most significant agreements of this nature are summarized below.
mAbxience
In April 2024, Teva announced it entered into a strategic licensing agreement with mAbxience for
TEV-‘316,
a biosimilar candidate currently in development for the treatment of multiple oncology indications. Under the terms of the licensing agreement, mAbxience will develop and produce the biosimilar product and Teva will lead the regulatory processes and commercialization in multiple global markets, including Europe and the U.S. In September 2024, Teva and mAbxience entered into an amendment to the licensing agreement whereby, similar to the initial licensing agreement, mAbxience will lead the development and production of
TEV-‘333,
an
anti-PD-1
oncology biosimilar candidate and Teva will manage regulatory approvals and oversee commercialization in the designated markets.
In
2024
, Teva paid mAbxience upfront and milestone payments of $
20
 million under the initial agreement, and $
15
 million under the amendment to the licensing agreement, which were recorded as R&D expenses. In
2025
, Teva paid milestone payments in the amount of $
29
 million, which were recorded as R&D expenses. mAbxience may be eligible for additional future development, regulatory and commercial milestone payments, in an aggregate amount of up to $
291

million.

Launch Therapeutics and Abingworth
On March 28, 2024, Teva and Launch Therapeutics, Inc. (“Launch Therapeutics”) entered into a clinical collaboration agreement to further accelerate the clinical research program of Teva’s Dual-Action Asthma Rescue Inhaler (“DARI”)
(ICS-SABA;
TEV-‘248).
As part of this clinical collaboration agreement Teva also entered into a development funding agreement with funds affiliated with Abingworth LLP (“Abingworth”). Under the clinical collaboration agreement, Launch Therapeutics, a clinical development company backed by Abingworth and Carlyle, the global investment firm, will have the lead role in the operational execution and management of the planned clinical trials. Teva will retain primary responsibility for manufacturing, regulatory interactions in the U.S., and commercialization. DARI
(ICS-SABA)
is currently in Phase 3 for the treatment of asthma symptoms addressing both immediate symptoms and long-term inflammation.
Under the development funding agreement, Abingworth will provide Teva up to $150 million to fund ongoing development costs for DARI
(ICS-SABA).
In exchange and subject to regulatory approval, Teva will pay Abingworth a milestone payment in the amount actually funded by Abingworth, as well as success payments based on DARI
(ICS-SABA)
sales. In January 2026, Teva and Abingworth signed an amendment to the development funding agreement to increase the total development funding by an additional $50 million. During 2025 and 2024, Teva recorded
$98 million and $42 million, respectively, as reimbursement for R&D expenses incurred in connection with this agreement.
Biolojic Design
On November 26, 2023, Teva entered into a license agreement with Biolojic Design Ltd. (“Biolojic”), pursuant to which Teva received exclusive rights to develop, manufacture and globally commercialize a BD9 multibody with potential indications including atopic dermatitis and asthma. In exchange, Teva paid an upfront payment of $10 million in January 2024, which was recorded as R&D expenses in the fourth quarter of 2023. In 2025, Teva paid a milestone payment of $
5

million, which was recorded as R&D expenses. Biolojic may be eligible to receive additional development and commercial milestone payments of approximately
$
500
 million, over the next several years, based on the achievement of certain pre-clinical,
clinical and regulatory milestones, with the majority of payments based on future sales achievements. On May
27
,
2025
, investigational new drug (IND)-enabling studies of BD
9
were initiated for this program.
Royalty Pharma
(TEV-‘749)
On November 9, 2023, Teva entered into a funding agreement with Royalty Pharma plc. (“Royalty Pharma”) to further accelerate the clinical research program for Teva’s olanzapine LAI
(TEV-’749).
Under the terms of the funding agreement, Royalty Pharma will provide Teva up to $100 million to fund ongoing development costs for olanzapine LAI
(TEV-‘749).
In exchange and subject to regulatory approval, Teva will pay Royalty Pharma a milestone payment in the amount actually funded by Royalty Pharma, paid over 5 years, in addition to royalties upon commercialization. Teva will continue to lead the development and commercialization of the product globally. During 2023 and 2024, Teva recorded $100 million as reimbursement for R&D expenses incurred in connection with this agreement, which collectively amounted to the total funding by Royalty Pharma. On December 9, 2025, Teva submitted a New Drug Application (“NDA”) to the FDA for olanzapine LAI
(TEV-’749),
based on the results from the Phase 3
trial.

Royalty Pharma
(TEV-’408)
On January 11, 2026, Teva entered into an additional funding agreement with Royalty Pharma to further accelerate the clinical research program for Teva’s anti-IL-15
antibody
(TEV-’408).
Under the terms of the
agreement, Royalty Pharma will provide Teva up to
$500
million to fund ongoing development costs for
TEV-’408
in vitiligo. This is comprised of
$75
million as R&D funding to conduct a Phase 2b study, which is expected to begin in 2026. Based on the future results from Phase 2b in vitiligo, Royalty Pharma will have an option to provide an additional
$425
million to fund the Phase 3 development program. In exchange and subject to regulatory approval, Teva will pay Royalty Pharma a milestone payment in the amount actually funded by Royalty Pharma, which could reach up to

130
%, subject to certain conditions, in addition to royalties upon commercialization of the product. The funding agreement with Royalty Pharma did not have any impact on Teva’s consolidated financial statements as of the date of this Annual Report on Form
10-K.
Sanofi
On October 3, 2023, Teva entered into an exclusive collaboration with Sanofi to co-develop
and
co- commercialize
Teva’s duvakitug (anti-TL1A,
TEV-’574),
a novel anti-TL1A medicine for the potential treatment of Crohn’s disease and ulcerative colitis, two types of inflammatory bowel disease. Under the terms of the collaboration agreement, in partial consideration of the licenses granted to Sanofi, Teva received an upfront payment of $
500
million in the fourth quarter of 2023, which was recognized as revenue. In October 2025, Sanofi and Teva initiated Phase 3 studies for duvakitug for Crohn’s disease and ulcerative colitis. Consequently, in the fourth quarter of 2025, Teva received two development milestone payments of
$250
million for each indication, which were recognized as revenue. Additionally, Teva may receive up to
$500
million in development and launch milestones. Under the terms of the collaboration agreement, each company equally shares the remaining development costs globally and net profits and losses in major markets, with other markets subject to a royalty arrangement, and Sanofi leads the development of the Phase 3 program. Teva will lead commercialization of the product in Europe, Israel and specified other countries, and Sanofi leads commercialization in North America, Japan, other parts of Asia and the rest of the world.
MODAG
In October 2021, Teva announced a license agreement with MODAG GmbH (“Modag”) providing Teva with an exclusive global license to develop, manufacture and commercialize Modag’s lead compound, emrusolmin
(TEV-’286)
and a related compound
(TEV-’287).
Teva paid an upfront payment of $10
million to Modag in the fourth quarter of 2021, recorded as R&D expenses. Emrusolmin
(TEV-’286)
was developed for the treatment of Multiple System Atrophy (“MSA”) and Parkinson’s disease. In the third quarter of 2024, Teva initiated a Phase 2 clinical trial for emrusolmin
(TEV-’286).
On September 9, 2025, Teva announced it received Fast Track designation from the FDA for emrusolmin
(TEV-’286).
In the second quarter of 2025, Teva initiated a Phase 1 clinical trial for
TEV-‘287,
which is being developed for the treatment of Parkinson’s disease, and consequently paid a milestone payment of $10 million, which was recorded as R&D expenses. Modag may be eligible for additional future development milestone payments in an aggregate amount of up to $20 million, as well as future commercial milestones and royalties.
Alvotech
In August 2020, Teva entered into an agreement with biopharmaceutical company Alvotech for the exclusive commercialization in the U.S. of five biosimilar product candidates. The initial pipeline for this collaboration included biosimilar candidates addressing multiple therapeutic areas, including the then proposed biosimilars to Humira
®
(adalimumab) and Stelara
®
(ustekinumab). Under the terms of the agreement, Alvotech is responsible for the development, registration and supply of the biosimilar product candidates and Teva will exclusively commercialize the products in the U.S. In July 2023, Alvotech and Teva amended their collaboration agreement, adding two new biosimilar candidates as well as line extensions of two current biosimilar candidates to their collaboration.

Teva made upfront and milestone payments in an aggregate amount of $124 million between the years 2020 and 2024. In the first quarter of 2025, Teva made an additional milestone payment of $5 million, which was recognized as R&D expense in the fourth quarter of
2024
. In the fourth quarter of
2025
, Teva recognized an additional milestone payment of $
20
million. Additional development and commercial milestone payments of up to approximately $
345
 million, in addition to royalty and milestone payments related to the amendment of the collaboration agreement entered into in
July 2023
, may be payable by Teva over the next few years. Teva and Alvotech will share revenue from the commercialization of these biosimilars.
The amendment of the collaboration agreement entered into in July 2023 includes increased involvement by Teva regarding manufacturing and quality at Alvotech’s manufacturing facility. Additionally, pursuant to another amendment to the collaboration agreement entered into on September 29, 2023, Teva purchased $40 million of subordinated convertible bonds of Alvotech, which were redeemed and paid by Alvotech to Teva for $44 million, including accrued interest, in July 2024.
On February 24, 2024, Alvotech and Teva announced that the FDA approved SIMLANDI
®
(adalimumab-ryvk) injection, as an interchangeable biosimilar to Humira
®
, for the treatment of adult rheumatoid arthritis, juvenile idiopathic arthritis, adult psoriatic arthritis, adult ankylosing spondylitis, Crohn’s disease, adult ulcerative colitis, adult plaque psoriasis, adult hidradenitis suppurativa and adult uveitis. On April 17, 2024, Alvotech and Teva amended their collaboration agreement to enable the purchase by Quallent of a private label adalimumab-ryvk injection from Alvotech for the U.S. market, with Alvotech sharing profits with Teva on the private label sales. On May 20, 2024, Alvotech and Teva announced that SIMLANDI is available in the United States.
On April 16, 2024, the FDA approved SELARSDI (ustekinumab-aekn) injection for subcutaneous use, as a biosimilar to Stelara
®
, for the treatment of moderate to severe plaque psoriasis and for active psoriatic arthritis in adults and pediatric patients six years and older. On October 22, 2024, the FDA approved SELARSDI in a new presentation, 130 mg/26 mL (5 mg/mL) solution in a single-dose vial for intravenous infusion, expanding its label to include the treatment of adults with Crohn’s disease and ulcerative colitis. On February 21, 2025, Alvotech and Teva announced that SELARSDI was available in the United States, and on May 5, 2025, the FDA approved SELARSDI (ustekinumab-aekn) injection as interchangeable with the reference biologic Stelara
®
(ustekinumab) in all presentations matching the reference product, effective as of April 30, 2025.
In January 2025, the FDA accepted for review Biologic License Applications (“BLA”) for Alvotech’s proposed biosimilars to Simponi
®
and Simponi Aria
®
(golimumab) and in February 2025, the FDA accepted for review a BLA for Alvotech’s proposed biosimilar to Eylea
®
(aflibercept). In the fourth quarter of 2025, Alvotech announced that the FDA issued complete response letters (“CRLs”) for the BLA of Alvotech’s proposed biosimilars to Simponi
®
and Simponi Aria
®
(golimumab), in a prefilled syringe and autoinjector presentations, and for the BLA of its proposed biosimilar to Eylea
®
(aflibercept). On December 19, 2025, Alvotech and Teva announced that they have reached a settlement and license agreement with Regeneron Pharmaceuticals Inc., concerning the launch of Alvotech’s proposed biosimilar to Eylea
®
(aflibercept) in the United States, granting it a license entry date in the fourth quarter of 2026, or earlier, under certain circumstances.
Takeda
In December 2016, Teva entered into a license agreement with a subsidiary of Takeda Pharmaceutical Company Ltd. (“Takeda”), for the research, development, manufacture and commercialization of ATTENUKINE
TM
technology. In 2017, Teva received an upfront payment of $30 million and a milestone payment of $20 million. During the second quarter of 2022, Takeda initiated its Phase 2 study of modakafusp alfa (formerly
TAK-573
or TEV ’573) and as a result paid Teva a milestone payment of $25 million, which was

recognized as revenue in the second quarter of 2022. In April 2024, Takeda informed Teva of its intent to terminate the agreement with respect to such product candidate, and its product rights were reverted back to Teva in the first quarter of 2025. In December 2024, Takeda informed Teva of its intent to terminate the license agreement in its entirety, which termination became effective on May 31, 2025, with all remaining rights to the ATTENUKINE technology reverting back to Teva.
MedinCell
In November 2013, Teva entered into an agreement with MedinCell for the development and commercialization of multiple long-acting injectable (“LAI”) products. Teva leads the clinical development and regulatory process and is responsible for the commercialization of these products. The lead product is risperidone LAI (formerly known as
TV-46000).
On April 28, 2023, the FDA approved UZEDY (risperidone) extended-release injectable suspension for the treatment of schizophrenia in adults, which was launched in the U.S. in May 2023. On October 10, 2025, Teva and MedinCell announced that the FDA approved UZEDY as a once-monthly extended-release injectable suspension as monotherapy or as adjunctive therapy to lithium or valproate for the maintenance treatment of bipolar 1 disorder
(BD-1)
in adults. MedinCell may be eligible for future sales-based milestone payments of up to $
105
 million with respect to UZEDY. Teva also pays MedinCell royalties on net sales.
The second selected product candidate is olanzapine LAI
(TEV-’749)
for the treatment of schizophrenia. In the third quarter of 2022, Teva decided to progress development of the product candidate to Phase 3 and, as a result, paid a milestone payment of $3 million to MedinCell, which was recognized as R&D expenses. On May 8, 2024, Teva and MedinCell announced positive Phase 3 efficacy results from a trial evaluating olanzapine LAI as a once-monthly subcutaneous long-acting injectable in adults with schizophrenia, and on March 31, 2025, Teva announced survey results demonstrating patient and healthcare satisfaction with olanzapine LAI. Additional safety and efficacy results were presented during the third quarter of 2025, showing no incidence of post-injection delirium/sedation syndrome (PDSS) in study participants taking olanzapine LAI
(TEV-‘749).
On December 9, 2025, Teva submitted an NDA to the FDA for olanzapine LAI
(TEV-‘749)
based on the results from the Phase 3 trial. Teva paid a $5 million milestone payment to MedinCell in the first quarter of 2025, which was recognized as R&D expenses. MedinCell may become eligible for further development and commercial milestones of up to $112 million, as well as royalties on sales of olanzapine LAI
(TEV-’749).
Assets and Liabilities Held for Sale:
General
Assets and liabilities held for sale as of December 31, 2025, mainly included Teva’s API business. Assets held for sale as of December 31, 2024, included mainly Teva’s API business and Teva’s business venture in Japan.
On December 31, 2024, Teva classified its API business (including its R&D, manufacturing and commercial activities) as held for sale. The intention to divest is in alignment with Teva’s Pivot to Growth strategy. On November 5, 2025, Teva announced that exclusive discussions with a selected buyer on the sale have terminated. Teva has initiated a renewed sales process, maintaining its strategic intention to divest its API business. However, there can be no assurance regarding the ultimate timing or structure of a potential divestiture or whether a divestiture will be agreed or completed at all.
In connection with the
held for sale classification of Teva’s API business, in
2025
 Teva recorded expenses of $
8

million in other assets impairments, restructuring and other items. See note 15.

On March 31, 2025, Teva divested its business venture in Japan, for which Teva recorded a marginal gain in the first quarter of 2025.

Teva has elected the accounting policy to include the currency translation adjustment related to the disposal group as part of the asset carrying amount.
The Company has determined that the intended divestiture of its businesses does not represent a strategic shift that would have a major effect on the Company’s operations and financial results and therefore it did not meet the criteria for discontinued operations classification.
The table below summarizes all of Teva’s assets and liabilities included as held for sale as of December 31, 2025 and December 31, 2024:

	December 31,	December 31,
	2025	2024
	(U.S. $ in millions)
Accounts receivables	$86	222
Inventories	506	$647
Property, plant and equipment, net	1,020	913
Identifiable intangible assets, net	29	83
Goodwill	213	255
Other current assets	87	99
Other non-current assets	184	236
Expected loss on sale*	(283)	(684)

Total assets of the disposal group classified as held for sale in the consolidated balance sheets	$1,842	$1,771

Accounts payables	(261)	(283)
Other current liabilities	(16)	(49)
Other non-current liabilities	(77)	(85)
Expected loss on sale*	—	(281)

Total liabilities of the disposal group classified as held for sale in the consolidated balance sheets	$(354)	$(698)

*	Includes an expected loss from reclassification of currency translation adjustments to the consolidated statements of income (loss) upon sale.